Digital Assets (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Digital Assets [Abstract]
Schedule of Digital Currency Transactions of Bitcoin

The following table summarizes the digital currency transactions of Bitcoin for:

	As of March 31, 2025	As of December 31, 2024
ASC 2023-08 fair value adjustment	$—	$739,000
Digital assets beginning balance	1,016,000	2,097,000
Revenue recognized from mined digital assets	1,545,000	20,539,000
Cost of digital assets sold for cash	(1,647,000)	(20,260,000)
Cost of digital assets transferred for noncash expenditures	—	(3,665,000)
Fair value gain on digital assets	(127,000)	1,566,000
Digital assets ending balance	$787,000	$1,016,000

The following table summarizes the digital currency transactions of Bitcoin for as of December 31,

	2024	2023
ASC 2023-08 fair value adjustment	$740,000	$—
Digital assets beginning balance	2,097,000	6,746,000
Revenue recognized from mined digital assets	20,539,000	21,052,000
Revenue share from Sphere 3D	—	321,000
Cost of digital assets sold for cash	(20,261,000)	(17,977,000)
Cost of digital assets transferred for noncash expenditures	(3,665,000)	(7,770,000)
Impairment loss on digital assets	—	(275,000)
Fair value gain on digital assets	1,566,000	—
Digital assets ending balance	$1,016,000	$2,097,000

Schedule of Bitcoin Holdings

The following table presents the Company’s Bitcoin holdings as of:

	March 31, 2025	December 31, 2024
Number of Bitcoin held	9.53	10.93
Carrying basis – per Bitcoin	$90,258	$61,532
Fair value – per Bitcoin	$82,534	$92,987
Carrying basis of Bitcoin	$860,592	$672,259
Fair value of Bitcoin	$787,000	$1,016,000

The following table presents the Company’s Bitcoin holdings as of December 31,

	2024	2023
Number of Bitcoin held	10.93	67.18
Carrying basis – per Bitcoin	$61,532	$31,213
Fair value – per Bitcoin	$92,987	$42,214
Carrying basis of Bitcoin	$672,259	$2,097,000
Fair value of Bitcoin	$1,016,000	$2,836,000